INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Pretax income	$ 52,830	$ 48,968	$ 29,039
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the ordinary tax rate	$ 12,151	$ 11,263	$ 6,679
Nondeductible expenses (income)	2,123	(282)	2,220
Losses and timing differences in respect of which no deferred taxes assets were recognized	1,742	446	423
Tax adjustment in respect of different tax rates	499	1,202	753
Adjustment in respect of tax rate deriving from "approved enterprises"	(3,002)	(1,874)	(1,583)
Tax related to previous years	(340)	427	2,832
Others	(428)	672	(468)
Income tax expense (benefit)	$ 12,745	$ 11,854	$ 10,856